The Company and its operations	6 Months Ended
Jun. 30, 2012
The Company and its operations
The Company and its operations

1                                         The Company and its operations

Vale S.A., (“Vale”, “Company” or “we”) is a limited liability company incorporated in Brazil.  Operations are carried out through Vale and our subsidiary companies, joint ventures and affiliates, and mainly consist of mining, basic metals production, fertilizers, logistics and steel activities.

Our principal consolidated operating subsidiaries are the following:

Subsidiary	% ownership	% voting capital	Location	Principal activity
Compañia Minera Miski Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S. A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbaense Reunida S.A. - MCR	100.00	100.00	Brazil	Iron Ore and Manganese
PT Vale Indonesia Tbk	59.20	59.20	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale International Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Coal Colombia Ltd. (see note 5)	100.00	100.00	Colombia	Coal
Vale Fertilizantes S.A	100.00	100.00	Brazil	Fertilizer
Vale International S.A	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Mina do Azul S. A.	100.00	100.00	Brazil	Manganese
Vale Moçambique S.A.	95.00	95.00	Mozambique	Coal
Vale Nouvelle-Calédonie SAS	74.00	74.00	New Caledonia	Nickel
Vale Oman Pelletizing Company LLC	100.00	100.00	Oman	Pellets
Vale Shipping Holding PTE Ltd.	100.00	100.00	Singapure	Logistics